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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.):  [__] is a restatement.
                                   [__] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Davis-Rea Ltd.
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Address:  79 Wellington Street West, Suite 3535, PO Box 239
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          Toronto, ON M5K 1J3
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          CANADA
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Form 13F File Number: 28- 13649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   P. Zachary Curry
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Title:  Chief Operating Officer, Portfolio Manager
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Phone:  416-324-2200
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Signature, Place, and Date of Signing:

  /s/ P. Zachary Curry          Toronto, Ontario           July 27, 2012
------------------------        ----------------           -------------
      [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                         ----------

Form 13F Information Table Entry Total:  50
                                         ----------

Form 13F Information Table Value Total:  123,201
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                                         (thousands)

List of Other Included Managers: none

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                          FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                       ---------------- ----------- --------- ---------------- ---------- -------- ------------------
                                                              VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x $1000) PRN AMT PRN CALL DISCRETION MANAGER   SOLE  SHARED NONE
--------------                 ---------------- ----------- --------- ------- --- ---- ---------- -------- ------ ------ ----
ALMADEN MINERALS.............. COM              020283 10 7      27    13000  SH          SOLE      NONE    13000
APPLE INC..................... COM              037833 10 0     269      460  SH          SOLE      NONE      460
BCE INC....................... COM NEW          05534B 76 0   10855   259940  SH          SOLE      NONE   259940
BHP BILLITON -ADR-............ SPONSORED ADR    05545E 20 9    5259    80542  SH          SOLE      NONE    80542
BANK OF MONTREAL.............. COM              063671 10 1    3342    60464  SH          SOLE      NONE    60464
BANK OF NOVA SCOTIA........... COM              064149 10 7    8950   170975  SH          SOLE      NONE   170975
BROOKFIELD ASSET MGMT-A LV.... CL A LTD VT SH   112585 10 4    5159   155790  SH          SOLE      NONE   155790
CDN IMPERIAL BANK OF COMMERCE. COM              136069 10 1    1072    15235  SH          SOLE      NONE    15235
CDN NATURAL RESOURCES......... COM              136385 10 1    1920    71379  SH          SOLE      NONE    71379
CENOVUS ENERGY................ COM              15135U 10 9    7497   235764  SH          SOLE      NONE   235764
COTT CORP..................... COM              22163N 10 6     324    39601  SH          SOLE      NONE    39601
DANAHER....................... COM              235851 10 2    4350    83478  SH          SOLE      NONE    83478
DELCATH SYSTEMS INC........... COM              24661P 10 4      58    35000  SH          SOLE      NONE    35000
EMC CORP...................... COM              268648 10 2     324    12648  SH          SOLE      NONE    12648
ELIZABETH ARDEN............... COM              28660G 10 6     221     5700  SH          SOLE      NONE     5700
ENBRIDGE...................... COM              29250N 10 5   17285   432753  SH          SOLE      NONE   432753
ENDEAVOUR SILVER.............. COM              29258Y 10 3     170    21000  SH          SOLE      NONE    21000
EXXON MOBIL................... COM              30231G 10 2    5079    59355  SH          SOLE      NONE    59355
FIRST MAJESTIC SILVER......... COM              32076V 10 3     152    10500  SH          SOLE      NONE    10500
FURTUNA SILVER MINES.......... COM              349915 10 8     137    40000  SH          SOLE      NONE    40000
GOLDCORP...................... COM              380956 40 9    1371    36425  SH          SOLE      NONE    36425
GREAT PANTHER SILVER.......... COM              39115V 10 1     102    60000  SH          SOLE      NONE    60000
HECLA MINING.................. COM              422704 10 6      81    17000  SH          SOLE      NONE    17000
IMPERIAL OIL.................. COM NEW          453038 40 8   14769   352028  SH          SOLE      NONE   352028
INTL BUSINESS MACHINES........ COM              459200 10 1     608     3107  SH          SOLE      NONE     3107
iSHARES MSCI EMG MRK INDX..... MSCI EMERG MKT   464287 23 4     315     8050  SH          SOLE      NONE     8050
iSHARES MSCI EAFE INDX FD..... MSCI EAFE INDEX  464287 46 5     251     5029  SH          SOLE      NONE     5029
JOHNSON & JOHNSON............. COM              478160 10 4     374     5530  SH          SOLE      NONE     5530
MANULIFE FINANCIAL............ COM              56501R 10 6     428    39265  SH          SOLE      NONE    39265
McDONALDS..................... COM              580135 10 1     248     2800  SH          SOLE      NONE     2800
MICROSOFT..................... COM              594918 10 4     612    20000  SH          SOLE      NONE    20000
MINES MANAGEMENT.............. COM              603432 10 5      23    17000  SH          SOLE      NONE    17000
ORACLE........................ COM              68389X 10 5    7767   261528  SH          SOLE      NONE   261528
PEPSICO....................... COM              713448 10 8    1122    15875  SH          SOLE      NONE    15875
POWERSHARE GLD DRGN
  HAL USX..................... GOLDEN DRG CHINA 73935X 40 1     391    20680  SH          SOLE      NONE    20680
PRIMERO MINING CORP........... COM              74164W 10 6      54    21000  SH          SOLE      NONE    21000
PROCTER & GAMBLE.............. COM              742718 10 9     562     9170  SH          SOLE      NONE     9170
QUEST RARE MINERALS........... COM              74836T 10 1      18    11000  SH          SOLE      NONE    11000
RESEARCH IN MOTION............ COM              760975 10 2      93    12610  SH          SOLE      NONE    12610
REVETT MINERALS............... COM NEW          761505 20 5      33    10000  SH          SOLE      NONE    10000
ROYAL BANK OF CANADA.......... COM              780087 10 2    5478   106915  SH          SOLE      NONE   106915
RUBICON MINERALS.............. COM              780911 10 3      30    10000  SH          SOLE      NONE    10000
SILVER WHEATON................ COM              828336 10 7     227     8450  SH          SOLE      NONE     8450
SILVERCORP METALS............. COM              82835P 10 3     111    20000  SH          SOLE      NONE    20000
STUDENT TRANSPORTATION........ COM              86388A 10 8     113    17000  SH          SOLE      NONE    17000
TASMAN METALS................. COM              87652B 10 3      14    10000  SH          SOLE      NONE    10000
TIMMINS GOLD.................. COM              88741P 10 3     175    95000  SH          SOLE      NONE    95000
TORONTO DOMINION BANK......... COM NEW          891160 50 9   15038   192122  SH          SOLE      NONE   192122
VISTA GOLD CORP............... COM NEW          927926 30 3      29    10000  SH          SOLE      NONE    10000
YAMANA GOLD................... COM              98462Y 10 0     314    20350  SH          SOLE      NONE    20350
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